Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
O V S [Member]
Related Party Transaction [Line Items]
Revenue and Expense Transactions Recognized

The following table represents the revenue and expense transactions the Company recorded with OVS for the periods presented:

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
Revenues	$1.6	$1.7	$3.3	$3.4
Operating costs	$0.1	$0.4	$0.2	$0.7

The following table represents the revenue and expense transactions the Company recorded with OVS (in millions):

	Year Ended June 30,
	2015	2014	2013
Revenues	$6.9	$7.0	6.6
Operating costs	$1.0	$1.6	1.5